Jan. 28, 2026
SIMT Tax-Managed International Managed Volatility Fund | TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus
Investment Goal
Tax-sensitive long-term capital appreciation with less volatility than the broad international equity markets.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.13%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Tax-Managed International Managed Volatility Fund — Class Y Shares	$115	$359	$622	$1,375

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Tax-Managed International Managed Volatility Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in non-U.S. equity securities. These securities may include common stocks and real estate investment trusts (REITs) of all capitalization ranges. Under normal circumstances, the Fund will invest in securities of issuers that are located in at least three countries outside of the U.S., but will typically invest much more broadly. The Fund will invest primarily in companies located in developed countries.

The Fund's adviser (SIMC or the Adviser), directly manages a portion of the Fund's assets. With the remaining assets, the Fund uses a multi-manager approach to investing, relying on one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage Fund assets under the general supervision of SIMC. This approach is intended to manage the risk characteristics of the Fund.

The Fund seeks to achieve an absolute return similar to that of the broad international developed equity markets (International Market) in a tax-sensitive manner, but with lower absolute volatility. Over the long-term, the Fund seeks to achieve a return similar to that of the MSCI EAFE Index (Index), but with a lower level of volatility. Over shorter periods of time, however, due to its focus on absolute risk, the portfolio's country, sector and market capitalization exposures will typically vary from the International Market and it may experience significant performance deviations from the International Market. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that primarily exhibit a more stable historical or predicted price and earnings behavior (i.e. absolute risk), but also take into consideration low correlation attributes and expected returns. Generally, the Fund is likely to underperform in a steeply rising International Market, but seeks to mitigate losses in a falling International Market.

The Fund implements the investment recommendations of Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers, with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC. Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models, primarily for the purpose of tax management of the portfolio's securities transactions. SIMC also may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes.

The overlay manager and SIMC each seek to manage the impact of taxes by using certain techniques, which may include selling stocks with the highest tax cost basis first to realize capital losses or defer capital gains, preventing wash sales, avoiding high portfolio turnover, controlling the holding period of a security to convert short-term capital gains to long-term capital gains, and, where appropriate, opportunistically harvesting losses to offset other capital gains.

The Fund considers the security of an issuer to be "non-U.S." if the issuer is domiciled, incorporated, located and/or principally traded in a country other than the U.S. Developed market countries are those countries that are included in a developed markets index by a recognized index provider, or have similar developed characteristics, in each case determined at the time of purchase.

The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities or other instruments directly.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past nine calendar years and by showing how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 14.39% (12/31/2022) Worst Quarter: -20.29% (03/31/2020)

Best Quarter: 14.39% (12/31/2022) Worst Quarter: -20.29% (03/31/2020)

Average Annual Total Returns (for the periods ended December 31, 2025)

This table compares the Fund's average annual total returns to those of the MSCI All Country World ex-USA Index (Net) (a broad-based securities market index), and two additional indexes with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Tax-Managed International Managed Volatility Fund — Class Y	1 Year	5 Years	Since Inception (10/17/2016)
Return Before Taxes	30.07%	8.35%	6.54%
Return After Taxes on Distributions	29.38%	7.50%	5.89%
Return After Taxes on Distributions and Sale of Fund Shares	18.72%	6.49%	5.22%
MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)	32.39%	7.91%	8.75%
MSCI EAFE Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)	25.79%	6.20%	6.39%
MSCI EAFE Index Return (Net) (reflects no deduction for fees or expenses)	31.22%	8.92%	9.03%